SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

On August 6, 2026, the Company entered into an amendment agreement with the original owners of DITC, pursuant to which the Company’s equity interest in DITC was reduced from 19.5% to 6.735%.

The Company evaluated all events and transactions that occurred after June 30, 2026 up through the date the Company issued these consolidated financial statements and concluded that other than the events disclosed above or elsewhere in these consolidated financial statements, there is no other subsequent event occurred that would require recognition or disclosure in the Company’s consolidated financial statements.